Consolidated statements of financial position - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 600,462,000	$ 566,809,000
Accounts receivable	346,800,000	422,333,000
Current tax assets	2,579,000	974,000
Inventories	826,863,000	692,261,000
Supplies and prepaid expenses	145,390,000	149,352,000
Current portion of long-term receivables, investments and other	1,093,000	10,161,000
Total current assets	1,923,187,000	1,841,890,000
Property, plant and equipment	3,286,515,000	3,368,772,000
Intangible assets	39,822,000	43,577,000
Long-term receivables, investments and other	595,896,000	613,773,000
Investment in equity-accounted investees	3,218,456,000	3,173,185,000
Deferred tax assets	843,131,000	892,860,000
Total non-current assets	7,983,820,000	8,092,167,000
Total assets	9,907,007,000	9,934,057,000
Current liabilities
Accounts payable and accrued liabilities	619,035,000	577,550,000
Current tax liabilities	21,225,000	24,076,000
Current portion of long-term debt	285,707,000	499,821,000
Current portion of other liabilities	221,820,000	48,544,000
Current portion of provisions	37,974,000	39,113,000
Total current liabilities	1,185,761,000	1,189,104,000
Long-term debt	995,583,000	1,284,353,000
Other liabilities	363,497,000	343,420,000
Provisions	997,833,000	1,022,871,000
Total non-current liabilities	2,356,913,000	2,650,644,000
Shareholders' equity
Share capital	2,935,367,000	2,914,165,000
Contributed surplus	210,784,000	215,679,000
Retained earnings	3,099,264,000	2,979,743,000
Other components of equity	118,892,000	(15,282,000)
Total shareholders' equity attributable to equity holders	6,364,307,000	6,094,305,000
Non-controlling interest	26,000	4,000
Total shareholders' equity	6,364,333,000	6,094,309,000
Total liabilities and shareholders' equity	$ 9,907,007,000	$ 9,934,057,000